Nov. 18, 2020
DREYFUS BASIC MONEY MARKET FUND, INC
DREYFUS BASIC MONEY MARKET FUND, INC

November 18, 2020

DREYFUS BASIC MONEY MARKET FUND, INC.

Supplement to Summary Prospectus, Prospectus
and Statement of Additional Information ("SAI")

The following information supplements and supersedes and replaces any contrary information contained in the fund's Prospectus and SAI:

Effective on or about February 1, 2021, the management agreement between Dreyfus BASIC Money Market Fund, Inc. and BNY Mellon Investment Adviser, Inc. will be amended to reflect a reduction in the management fee payable by the fund to BNY Mellon Investment Adviser, Inc. from an annual rate of 0.50% to an annual rate of 0.20% of the value of the fund's average daily net assets.